Schedule of changes in bank loan liabilities (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Beginning	£ 260	£ 6,082	£ 1,252
Cash Flows	(215)	(6,440)	4,548
Foreign Exchange	(4)	275	(71)
New leases	720		900
Effect of modification to lease term - IFRS 16	(24)	(788)	(82)
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019
Interest accruing in period	29	(45)	142
Ending	766	260	6,082
Fair value changes		1,176	(1,139)
Adoption of IFRS16 leases			546
Transfer to grant income			(14)
Long-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	60	5,670	884
Cash Flows		(6,182)	5,575
Foreign Exchange		252	(42)
New leases	715		805
Effect of modification to lease term - IFRS 16		(877)
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019	(178)	51	(685)
Interest accruing in period	23	(30)	108
Ending	620	60	5,670
Fair value changes		1,176	(1,139)
Adoption of IFRS16 leases			163
Transfer to grant income
Short-term borrowings [member]
IfrsStatementLineItems [Line Items]
Beginning	200	412	368
Cash Flows	(215)	(258)	(1,027)
Foreign Exchange	(4)	23	(29)
New leases	5		95
Effect of modification to lease term - IFRS 16	(24)	89	(82)
Loans and borrowings classified as non-current 31 December 2018 becoming current in 2019	178	(51)	685
Interest accruing in period	6	(15)	34
Ending	£ 146	200	412
Fair value changes
Adoption of IFRS16 leases			383
Transfer to grant income			£ (14)